Prepayments and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Consideration receivable for the disposal of Divested Business			¥ 77,407
Receivables from third party payment platforms	[1]		8,382	5,536
Receivables from e-commerce platforms	[2]		9,423	4,688
Prepaid service fees			10,102	4,066
Receivables from financial institutions security account	[3]		5,030	19,849
Deposits			2,260	9,994
Receivables from ESOP platform for share option exercise Proceeds (on behalf of employees)			193	18,145
Prepayments for products procurement			265	4,954
Others			10,956	6,202
Total		$ 18,277	¥ 124,018	¥ 73,434

[1]	Receivables from third-party payment platforms represent the considerations received and held by the third-party payment platforms. The Group subsequently transferred the full receivables from the third-party payment platforms to its bank accounts.
[2]	Receivables from e-commerce platforms represent the considerations for pop toy products sold on e-commerce platforms that have been delivered to the end customers but not yet settled by the e-commerce platforms.
[3]	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purposes.